Shareholders' Equity - Fair Value assumptions of warrants and 2018 Reverse Split (Details)	1 Months Ended
	Jun. 30, 2018 shares	Sep. 30, 2020 shares	Dec. 31, 2019 shares	Feb. 14, 2019 $ / shares	Jan. 01, 2019 $ / shares	Dec. 31, 2018 shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Reverse stock split conversion ratio	10
Ordinary shares, shares authorized | shares	30,000,000	500,000,000	100,000,000			100,000,000
Stock price (USD)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input				1.84	2.50
Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input				2.49	1.37
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input				52	48
Level 3 | Derivative Financial Instruments - Warrants | Stock price (USD)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input				1.84	2.5
Level 3 | Derivative Financial Instruments - Warrants | Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input				2.49	1.37
Level 3 | Derivative Financial Instruments - Warrants | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input				52	48